Note 8 - Basic and Diluted Net Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Number of Shares Outstanding, Basic, Total	3,875,431	3,813,796
Weighted Average Number of Shares Outstanding, Assuming Dilution	3,903,430	3,914,079